RESTRICTED CASH AND SHORT-TERM DEPOSITS (Details) € in Millions	1 Months Ended			12 Months Ended
	Jun. 30, 2020 USD ($)	Feb. 29, 2020 USD ($) shares	Nov. 30, 2019 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 19, 2017 USD ($)	Nov. 30, 2015 USD ($)	Jul. 31, 2013 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits				$ 163,181,000	$ 188,289,000
Less: Amounts included in current restricted cash and short-term deposits				(100,361,000)	(111,545,000)
Long-term restricted cash				$ 62,820,000	$ 76,744,000
Release of restricted cash	$ 6,000,000.0
Stock repurchased during period (in shares) | shares		1,500,000		3,500,000	0
Minimum consolidated cash balances				$ 50,000,000.0
LNG Croatia
Restricted Cash and Cash Equivalents Items [Line Items]
Escrow deposit				$ 36,747,000	$ 0	€ 30
Period for lifting of escrow account				30 days
Hilli
Restricted Cash and Cash Equivalents Items [Line Items]
Letter of credit available to project partner					250,000,000.0			$ 300,000,000	$ 400,000,000
GoFLNG Hilli Facility - Contractual Amendment
Restricted Cash and Cash Equivalents Items [Line Items]
Letter of credit available to project partner					125,000,000.0
Bank Guarantee | Hilli
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits				$ 77,212,000	75,968,000		$ 174,600,000		$ 305,000,000.0
Bank Guarantee | GoFLNG Hilli Facility - Contractual Amendment
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits					76,000,000.0
Variable Interest Entity, Primary Beneficiary
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits				36,875,000	34,947,000
Line of Credit | Margin loan facility
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits				0	10,000,000
Office Lease
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits				868,000	826,000
Interest rate swap
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents				8,864,000	0
Equity Swap
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits				0	55,573,000
Share Repurchase Forward Swap
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits				$ 0	55,600,000
Collateral required under share repurchase agreement, percentage of total purchase price				20.00%
Secured Debt | Line of Credit | $1.125 billion newbuild facility
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits				$ 2,615,000	$ 10,975,000
Maximum borrowing capacity				$ 1,125,000,000						$ 1,125,000,000
Equity Swap
Restricted Cash and Cash Equivalents Items [Line Items]
Stock repurchased during period (in shares) | shares		1,500,000	1,500,000
Derivative liability, fair value of collateral		$ 59,300,000	$ 54,700,000
Equity Swap | Golar Partners, Common Unit
Restricted Cash and Cash Equivalents Items [Line Items]
Stock repurchased during period (in shares) | shares		107,000